Securities - Schedule of Fair Value Measurement (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
FVTPL Securities	$ 13,568	$ 13,704
FVOCI Securities	73,407	64,515
Amortized Cost Securities	48,466	24,472
Total securities	234,260	189,438
Trading Securities	97,834	85,903
Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	73,407	64,515
Amortized Cost Securities	49,009	24,622
Carrying amount [Member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	985	844
Total value of securities [member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	234,260	189,438
Total securities	234,260	189,438
Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	100,544	85,905
United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	125,795	100,573
Other Currency [member]
Disclosure of financial assets [line items]
Total securities	7,921	2,960
Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	71,529	63,313
Amortized Cost Securities	48,466	24,472
Investments in associates and joint ventures	$ 232,382	$ 188,236
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.61%	2.23%
Canadian federal government [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 601	$ 517
Trading Securities	10,900	8,330
Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	22,450	11,944
Amortized Cost Securities	6,260	4,534
Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	22,240	11,876
Amortized Cost Securities	$ 6,238	$ 4,532
Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.44%	1.72%
Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 1,429	$ 1,279
Trading Securities	8,335	7,527
Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	4,747	6,012
Amortized Cost Securities	5,706	3,576
Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	4,628	5,907
Amortized Cost Securities	$ 5,650	$ 3,553
Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.46%	2.34%
US federal government [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 44	$ 48
Trading Securities	8,418	8,763
US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	17,694	15,975
Amortized Cost Securities	8,805	6,214
US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	16,881	15,363
Amortized Cost Securities	$ 8,785	$ 6,213
US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.73%	2.42%
US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 503	$ 674
US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	5,276	4,161
US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 5,132	$ 4,091
US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.96%	2.58%
Other governments [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 94	$ 49
Trading Securities	2,516	1,585
Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	7,381	7,335
Amortized Cost Securities	1,485	1,049
Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	7,222	7,179
Amortized Cost Securities	$ 1,480	$ 1,049
Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.63%	2.38%
NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 3	$ 5
Trading Securities	12,297	11,046
NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,629	1,970
Amortized Cost Securities	25,198	8,398
NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,583	1,953
Amortized Cost Securities	$ 24,769	$ 8,274
NHA MBS US agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.79%	2.18%
Corporate debt [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 7,897	$ 8,217
Trading Securities	11,041	7,718
Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,234	5,007
Amortized Cost Securities	1,555	851
Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,153	4,899
Amortized Cost Securities	$ 1,544	$ 851
Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.72%	2.48%
Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities	$ 67	$ 103
Corporate equity [member]
Disclosure of financial assets [line items]
FVTPL Securities	3,500	3,589
Trading Securities	43,757	40,157
Corporate equity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	93	81
Corporate equity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	90	79
US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	10,903	12,030
US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 10,600	$ 11,966
US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.62%	2.14%
Within 1 year [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 698
Trading Securities	9,189
Within 1 year [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	15,015
Amortized Cost Securities	4,455
Within 1 year [member] | Total value of securities [member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	29,400
Total securities	29,400
Within 1 year [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	17,347
Within 1 year [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	9,584
Within 1 year [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	2,469
Within 1 year [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	14,980
Amortized Cost Securities	4,498
Investments in associates and joint ventures	$ 29,365
Within 1 year [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.15%
Within 1 year [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 438
Trading Securities	1,658
Within 1 year [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	9,014
Amortized Cost Securities	694
Within 1 year [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	9,002
Amortized Cost Securities	$ 697
Within 1 year [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.20%
Within 1 year [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 10
Trading Securities	1,768
Within 1 year [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,727
Amortized Cost Securities	39
Within 1 year [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,723
Amortized Cost Securities	$ 54
Within 1 year [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	0.43%
Within 1 year [member] | US federal government [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 44
Trading Securities	1,403
Within 1 year [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	915
Amortized Cost Securities	3,269
Within 1 year [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	908
Amortized Cost Securities	$ 3,270
Within 1 year [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.45%
Within 1 year [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 127
Within 1 year [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	597
Within 1 year [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 592
Within 1 year [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.98%
Within 1 year [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,156
Within 1 year [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,008
Amortized Cost Securities	128
Within 1 year [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,997
Amortized Cost Securities	$ 133
Within 1 year [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.20%
Within 1 year [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 1
Trading Securities	95
Within 1 year [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	15
Amortized Cost Securities	223
Within 1 year [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	15
Amortized Cost Securities	$ 229
Within 1 year [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	0.54%
Within 1 year [member] | Corporate debt [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 205
Trading Securities	2,982
Within 1 year [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	739
Amortized Cost Securities	102
Within 1 year [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	743
Amortized Cost Securities	$ 115
Within 1 year [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.05%
1 to 3 years [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 224
Trading Securities	8,365
1 to 3 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	17,600
Amortized Cost Securities	6,057
1 to 3 years [member] | Total value of securities [member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	32,204
Total securities	32,204
1 to 3 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	14,758
1 to 3 years [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	17,300
1 to 3 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	146
1 to 3 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	17,165
Amortized Cost Securities	6,015
Investments in associates and joint ventures	$ 31,769
1 to 3 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.93%
1 to 3 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 30
Trading Securities	2,502
1 to 3 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	6,363
Amortized Cost Securities	1,165
1 to 3 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	6,299
Amortized Cost Securities	$ 1,158
1 to 3 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.63%
1 to 3 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 58
Trading Securities	1,063
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,111
Amortized Cost Securities	1,434
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,078
Amortized Cost Securities	$ 1,415
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.06%
1 to 3 years [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 2,560
1 to 3 years [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,644
Amortized Cost Securities	1,751
1 to 3 years [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,494
Amortized Cost Securities	$ 1,748
1 to 3 years [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.18%
1 to 3 years [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 110
1 to 3 years [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,238
1 to 3 years [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 1,202
1 to 3 years [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.28%
1 to 3 years [member] | Other governments [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 42
Trading Securities	500
1 to 3 years [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,251
Amortized Cost Securities	771
1 to 3 years [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3,149
Amortized Cost Securities	$ 769
1 to 3 years [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.13%
1 to 3 years [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 2
Trading Securities	186
1 to 3 years [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	633
Amortized Cost Securities	224
1 to 3 years [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	615
Amortized Cost Securities	$ 223
1 to 3 years [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.05%
1 to 3 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 92
Trading Securities	1,438
1 to 3 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,243
Amortized Cost Securities	712
1 to 3 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,214
Amortized Cost Securities	$ 702
1 to 3 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.65%
1 to 3 years [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities	$ 6
1 to 3 years [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	117
1 to 3 years [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 114
1 to 3 years [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.99%
3 to 5 years [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 345
Trading Securities	8,463
3 to 5 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	18,337
Amortized Cost Securities	11,349
3 to 5 years [member] | Total value of securities [member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	38,372
Total securities	38,372
3 to 5 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	19,506
3 to 5 years [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	18,575
3 to 5 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	291
3 to 5 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	17,533
Amortized Cost Securities	11,227
Investments in associates and joint ventures	$ 37,568
3 to 5 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.93%
3 to 5 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 3
Trading Securities	2,727
3 to 5 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	6,590
Amortized Cost Securities	3,743
3 to 5 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	6,481
Amortized Cost Securities	$ 3,729
3 to 5 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.54%
3 to 5 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 11
Trading Securities	678
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,356
Amortized Cost Securities	2,321
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,298
Amortized Cost Securities	$ 2,282
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.14%
3 to 5 years [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,981
3 to 5 years [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	5,079
Amortized Cost Securities	2,088
3 to 5 years [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	4,644
Amortized Cost Securities	$ 2,079
3 to 5 years [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.52%
3 to 5 years [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 32
3 to 5 years [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,128
3 to 5 years [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 1,085
3 to 5 years [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.00%
3 to 5 years [member] | Other governments [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 52
Trading Securities	481
3 to 5 years [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,763
Amortized Cost Securities	504
3 to 5 years [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,714
Amortized Cost Securities	$ 498
3 to 5 years [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.28%
3 to 5 years [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 138
3 to 5 years [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	981
Amortized Cost Securities	2,220
3 to 5 years [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	953
Amortized Cost Securities	$ 2,175
3 to 5 years [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.64%
3 to 5 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 279
Trading Securities	2,390
3 to 5 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	933
Amortized Cost Securities	473
3 to 5 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	883
Amortized Cost Securities	$ 464
3 to 5 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.26%
3 to 5 years [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities	$ 36
3 to 5 years [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	507
3 to 5 years [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 475
3 to 5 years [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.89%
5 to 10 years [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 1,021
Trading Securities	9,061
5 to 10 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	13,349
Amortized Cost Securities	8,589
5 to 10 years [member] | Total value of securities [member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	31,868
Total securities	31,868
5 to 10 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	9,492
5 to 10 years [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	22,214
5 to 10 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	162
5 to 10 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	12,933
Amortized Cost Securities	8,437
Investments in associates and joint ventures	$ 31,452
5 to 10 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.43%
5 to 10 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 10
Trading Securities	2,739
5 to 10 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	483
Amortized Cost Securities	658
5 to 10 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	458
Amortized Cost Securities	$ 654
5 to 10 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.99%
5 to 10 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 62
Trading Securities	1,153
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	553
Amortized Cost Securities	1,912
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	529
Amortized Cost Securities	$ 1,899
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.89%
5 to 10 years [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 2,253
5 to 10 years [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	8,056
Amortized Cost Securities	1,697
5 to 10 years [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	7,835
Amortized Cost Securities	$ 1,688
5 to 10 years [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.09%
5 to 10 years [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 186
5 to 10 years [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,211
5 to 10 years [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 1,162
5 to 10 years [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.15%
5 to 10 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 246
5 to 10 years [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	359
Amortized Cost Securities	82
5 to 10 years [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	362
Amortized Cost Securities	$ 80
5 to 10 years [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.34%
5 to 10 years [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 183
5 to 10 years [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	4,047
5 to 10 years [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	3,926
5 to 10 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
FVTPL Securities	949
Trading Securities	2,276
5 to 10 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	247
Amortized Cost Securities	193
5 to 10 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	243
Amortized Cost Securities	$ 190
5 to 10 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.81%
5 to 10 years [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities	$ 25
5 to 10 years [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,440
5 to 10 years [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 2,344
5 to 10 years [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.95%
Over 10 years [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 7,780
Trading Securities	18,999
Over 10 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	9,013
Amortized Cost Securities	18,559
Over 10 years [member] | Total value of securities [member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	54,081
Total securities	54,081
Over 10 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	14,578
Over 10 years [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	39,300
Over 10 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	203
Over 10 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	8,828
Amortized Cost Securities	18,289
Investments in associates and joint ventures	$ 53,896
Over 10 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.44%
Over 10 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 120
Trading Securities	1,274
Over 10 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
FVTPL Securities	1,288
Trading Securities	3,673
Over 10 years [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities	221
Over 10 years [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities	48
Over 10 years [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,102
Over 10 years [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 1,091
Over 10 years [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.35%
Over 10 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 133
Over 10 years [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities	11,695
Over 10 years [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	18,484
Over 10 years [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	18,216
Over 10 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
FVTPL Securities	6,372
Trading Securities	1,955
Over 10 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	72
Amortized Cost Securities	75
Over 10 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	70
Amortized Cost Securities	$ 73
Over 10 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.73%
Over 10 years [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 7,839
Over 10 years [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 7,667
Over 10 years [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.44%
No maturity [member]
Disclosure of financial assets [line items]
FVTPL Securities	$ 3,500
Total securities	48,335	$ 44,670
Trading Securities	43,757
No maturity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	93
No maturity [member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	985
No maturity [member] | Total value of securities [member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures	48,335
Total securities	48,335
No maturity [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	24,863
No maturity [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities	18,822
No maturity [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	4,650
No maturity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	90
Investments in associates and joint ventures	48,332
No maturity [member] | Corporate equity [member]
Disclosure of financial assets [line items]
FVTPL Securities	3,500
Trading Securities	43,757
No maturity [member] | Corporate equity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	93
No maturity [member] | Corporate equity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 90